Annual Total Returns ((PIMCO Emerging Markets Corporate Bond Fund - Institutional), dei_LegalEntityAxis, Institutional Class)	0 Months Ended
Nov. 14, 2011
(PIMCO Emerging Markets Corporate Bond Fund - Institutional) | | Institutional Class
Bar Chart Table:
Annual Return 2010	12.40%